Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 5,059,463	R$ 3,862,627	R$ 2,638,103
Gross revenue from sales	0	243,728	513,795
Gross financial income	2,193,963	2,054,430	1,464,877
Other financial income	128,594	126,404	278,445
Total gross revenue and income	7,382,020	6,287,189	4,895,220
Deductions from gross revenue from transactions activities and other services	(550,744)	(486,559)	(371,000)
Deductions from gross revenue from sales	0	(69,502)	(139,183)
Deduction from gross financial income	(16,603)	(23,919)	(50,345)
Total deductions from gross revenue and income	(567,347)	(579,981)	(560,528)
Total revenue and income	R$ 6,814,673	R$ 5,707,209	R$ 4,334,692